Average Annual Total Returns - Invesco Treasury Collateral ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE U.S. Treasury Short Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury Short Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jan. 12, 2017	2.36%	1.64%	1.43%	0.98%	1.39%	0.96%	2.47%	1.73%